STOCKHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' DEFICIT

7.

STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share with such rights, preferences and limitations as may be set from time to time by resolution of the board of directors and the filing of a certificate of designation as required by Delaware General Corporation law.

Common Stock

Common Stock Issued for Cash

On August 12, 2015, the Company signed a $10 million Purchase Agreement with Lincoln Park and entered into a Registration Rights Agreement with Lincoln Park whereby we agreed to file a registration statement related to the transaction with the SEC covering the shares that may be issued to Lincoln Park under the Purchase Agreement.

Under the terms and subject to the conditions of the Purchase Agreement, GelTech has the right to sell, and Lincoln Park is obligated to purchase, up to $10 million in shares of the Company’s common stock, subject to certain limitations, from time to time, over the 30-month period commencing on the date that a registration statement, which the Company agreed to file with the SEC pursuant to the Registration Rights Agreement, is declared effective by the SEC. The Company filed the registration statement with the SEC on October 5, 2015 and it was declared effective by the SEC on October 16, 2015.

In consideration for entering into the $10 million Purchase Agreement, in August 2015 the Company issued 291,097 shares of common stock to Lincoln Park as a commitment fee. The shares were valued at $189,213, based upon the closing price of the common stock on the day preceding the execution of the agreement and were recorded as a reduction of the offering proceeds.

During the year ended December 31, 2015, the Company issued 457,797 shares of common stock, including 7,797 commitment shares, to Lincoln Park in exchange for $199,120.

During the year ended December 31, 2016, the Company issued 2,078,008 shares of common stock, including 28,008 commitment shares, to Lincoln Park in exchange for $715,075.

Private Placements

During the year ended December 31, 2015, the Company issued 545,865 shares of common stock in exchange for $214,250 in private placements with three accredited investors.

Issuances of Common Stock and Warrants for Cash

During the year ended December 31, 2015, the Company issued 652,174 shares of common stock and two year warrants to purchase 326,087 shares of common stock at an exercise price of $2.00 per share in exchange for $150,000 in connection with a private placement with its president and principal shareholder.

During the year ended December 31, 2016 the Company issued 1,591,700 shares of common stock and two year warrants to purchase 795,850 shares of common stock at an exercise price of $2.00 per share in exchange for $500,000 in connection with private placements with three accredited investors, including issuances of 428,572 shares and two year warrants to purchase 214,286 shares of common stock to a director and his wife in exchange for $150,000.

Common Stock Issued for Interest

In February 2015, the Company issued 428,032 shares of common stock to its president and principal shareholder as payment for annual accrued interest of $149,811 related to convertible note agreement dated February 1, 2013. In accordance with the convertible note, the conversion rate for the accrued interest was $0.35 per share. The fair market value of the Company’s common stock was $0.32, or $136,970, on the date of conversion. As such the Company recorded other income of $12,841 for the year ended December 31, 2015 in connection with the interest conversion.

In July 2015, the Company issued 101,352 shares of common stock valued at $75,000 to its president and principal shareholder in payment of accrued interest of $75,000 on a $1 million convertible note.

In February 2016, the Company issued 428,032 shares of common stock to its president and principal shareholder as payment for annual accrued interest of $149, 811 related to convertible note agreement dated February 1, 2013. In accordance with the convertible note, the conversion rate for the accrued interest was $0.35 per share. The fair market value of the Company’s common stock was $0.52, or $222,577, on the date of conversion. As such the Company recorded other expense of $72,765 for the year ended December 31, 2016 in connection with the interest conversion.

In April 2016, the Company issued 296,371 shares of common stock valued at $148,365 to its president and principal shareholder in payment of accrued interest on the secured convertible line of credit as of February 13, 2016 of $148,365.

In July 2016, the Company issued 208,333 shares of common stock valued at $75,000 to its president and principal shareholder in payment of accrued interest of $75,000 on a $1 million convertible note.

Other Issuances of Common Stock

During the year ended December 31, 2015, the Company issued 12,307 shares of common stock, valued at $5,627, to a consultant in exchange for services.

In June 2015, the Company issued 21,918 shares of common stock to its President and principal shareholder to purchase a vehicle, valued at $16,000, to be used by the Company.

In August 2015, the Company issued 200,000 shares of common stock in connection with a settlement with a former executive chairman and director of the Company. The shares were valued at $0.68 per share, the closing price of the Company’s common stock on the date of the settlement. The value of the shares issued was recorded as a reduction of the settlement accrual.

During the year ended December 31, 2015, the Company issued 12,235 shares of common stock valued at between $0.35 and $0.60 per share in exchange for investor relations services valued at $6,000.

During the year ended December 31, 2016, the Company issued 12,126 shares of common stock, valued at $5,067, to a consultant in exchange for services.

During the year ended December 31, 2016 the Company issued 18,114 shares of common stock valued at between $0.36 and $0.52 per share in exchange for investor relations services valued at $8,000.

Options and Warrants to Purchase Common Stock

The fair value of stock option grants for the year ended December 31, 2016 and 2015 were estimated using the following weighted- average assumptions:

For the Years Ended December 31,
	2016	2015
Risk free interest rate	0.58% – 1.90%	0.54% – 2.28%
Expected term in years	2.0 – 10.0	2.0 – 10.0
Dividend yield	—	—
Volatility of common stock	99.01% – 105.08%	79.66% – 99.31%
Estimated annual forfeitures	—	—

The Black-Scholes option-pricing model was developed for use in estimating the fair value of non-traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because the Company's stock options and warrants have characteristics different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of such stock options. During the years ended December 31, 2016 and 2015, the Company used the Company’s trading prices in calculating the stock price volatility and based its volatility on historical volatility. The expected term was estimated using the simplified method for employee stock options since the Company does not have adequate historical exercise data to estimate the expected term.

Options to Purchase Common Stock

A summary of stock option transactions issued to employees under the 2007 Plan for the year ended December 31, 2015 and the fiscal years ended June 30, 2015 and 2014 is as follows:

Employee Options and Stock Appreciation Rights

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at December 31, 2014	7,784,507	$0.85	5.44
Granted	367,500	$0.41	5.0
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	8,152,007	$0.85	5.36	$6,000
Exercisable at December 31, 2015	5,006,675	$0.94	4.65	$1,500

Weighted average fair value of options granted during the year ended December 31, 2015		$0.26

Balance at December 31, 2015	8,152,007	$0.85	5.36
Granted	301,000	$0.22	5.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	(257,500)	$1.88	—
Outstanding at December 31, 2016	8,195,507	$0.82	4.71	$—
Exercisable at December 31, 2016	5,107,679	$0.92	4.12	$—

Weighted average fair value of options granted during the year ended December 31, 2016		$0.15

In May 2015, the Company granted three employees five year options to purchase a total of 62,500 shares of common stock at an exercise price of $0.70 per share. The options vested immediately. The Company valued the options at $24,590 using the Black-Scholes option pricing model using a volatility of 97.15%, based upon the historical price of the Company’s common stock, an estimated term of 2.5 years, using the Simplified Method and a discount rate of 0.82%.

In September 2015, the Company granted a new employee five year options to purchase 5,000 shares of common stock at an exercise price of $0.64 per share. The options vest one year from the date of the grant. The Company valued the options at $1,913 using the Black-Scholes option pricing model using a volatility of 95.65%, based upon the historical price of the Company’s common stock, an estimated term of 3.0 years, using the Simplified Method and a discount rate of 0.88%.

In December 2015, the Company issued five year options to purchase 300,000 shares of common stock at an exercise price of $0.34 per share to employees. The options vest 25% immediately with 25% vesting annually over three years from the date of the grant, subject to continued employment. The options were valued using the Black-Scholes model using a volatility of 99.26%, derived using the historical market price for the Company’s common stock, an expected term of 4.0 years (using the simplified method) and a discount rate of 1.53%. The value of these options, $70,258, will be recognized as expense over the three year vesting period.

In December 2015, the Company extended the expiration date on two grants of options for an additional five years, Each of the grants allowed the purchase of 750,000 shares of common stock, were issued to our CEO and our former CEO’s wife, and are exercisable at $1.22 per share. The options were valued using the Black-Scholes model using a volatility of 98.68%, derived using the historical market price for the Company’s common stock, an expected term of 2.5 years (using the simplified method) and a discount rate of 1.10%. The value of these options, $271,118, was recognized as expense during the year ended December 31, 2015.

In November 2016, the Company issued five year options to purchase 25,000 shares of common stock at an exercise price of $0.26 per share to a new employee. The options vest ratably over a one year period. The options were valued using the Black-Scholes model using a volatility of 102.8%, derived using the historical market price for the Company’s common stock, an expected term of 3.0 years (using the simplified method) and a discount rate of 1.27%. The value of these options, $4,119, will be recognized as expense over the vesting period.

In December 2016, the Company issued five year options to purchase 25,000 shares of common stock at an exercise price of $0.23 per share to a new employee. The options vest ratably over a one year period. The options were valued using the Black-Scholes model using a volatility of 99.28%, derived using the historical market price for the Company’s common stock, an expected term of 3.0 years (using the simplified method) and a discount rate of 1.44%. The value of these options, $3,556, will be recognized as expense over the vesting period.

In December 2016, the Company issued five year options to purchase 251,000 shares of common stock at an exercise price of $0.22 per share to employees. The options vest 25% immediately with 25% vesting annually over three years from the date of the grant, subject to continued employment. The options were valued using the Black-Scholes model using a volatility of 99.29%, derived using the historical market price for the Company’s common stock, an expected term of 4.0 years (using the simplified method) and a discount rate of 1.67%. The value of these options, $38,092, will be recognized as expense over the three year vesting period.

A summary of options issued to directors under the 2007 Plan and changes for the year ended December 31, 2015 and for the years ended December 31, 2016 and 2015 is as follows:

Options Issued to Directors

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at December 31, 2014	2,145,833	$1.03	7.65
Granted	620,000	$0.79	10.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	2,765,833	$0.98	7.28	$900
Exercisable at December 31, 2015	1,377,501	$1.15	6.6	$900

Weighted average fair value of options granted during the year ended December 31, 2015		$0.76

Balance at December 31, 2015	2,765,833	$0.98	7.28
Granted	715,000	$0.37	10.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2016	3,480,833	$0.86	6.93	$—
Exercisable at December 31, 2016	2,812,500	$0.98	6.31	$—

Weighted average fair value of options granted during the year ended December 31, 2016		$0.29

On January 23, 2015, the Company issued 10 year options to purchase 10,000 shares of the Company’s common stock at an exercise price of $0.27 per share to a director in connection with his appointment as audit committee chairman. The options vest annually over a three year period on the anniversary of the grant, subject to continued service as the audit committee chairman. The Company valued the options at $1,974 using the Black-Scholes option pricing model using a volatility of 84.16%, based upon the historical price of the Company’s common stock, an estimated term of 6.5 years, using the Simplified Method, and a discount rate of 1.61%. The fair value will be recognized in expense over the vesting period of the options.

In June 2015, the Company issued ten year options to purchase 30,000 shares of common stock at an exercise price of $0.76 per share to a new director. The options vest annually over three years subject to continued service. The options were valued using the Black-Scholes model using a volatility of 97.97% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.03%. The value of these options, $18,283 will be recognized as expense over the vesting period.

As prescribed by the Company's 2007 Equity Incentive Plan, on July 1, 2015, the Company issued options to purchase 580,000 shares of common stock to directors. The options have an exercise price of $0.80 per share, vest on June 30, 2016¸ subject to continuing service as a director and bear a ten year term. The options were valued using the Black-Scholes model using a volatility of 98.15%, derived using the historical market price for the Company’s common stock, an expected term of 5.5 years (using the simplified method) and a discount rate of 1.74%. The value of these options, $353,553, will be recognized as expense over the one year vesting period.

In April 2016, the Company issued ten year options to purchase 30,000 shares of common stock at an exercise price of $0.39 per share to a new director. The options vest annually over three years, subject to the continued service on the board. The options were valued using the Black-Scholes option pricing model using a volatility of 103.79% based upon the historical price of the company’s stock, a term of 6.5 years, using the simplified method and a risk free rate of 1.52%. The calculated fair value, $9,631 will be recognized over the requisite service period.

As prescribed by the Company's 2007 Equity Incentive Plan, on July 1, 2016, the Company issued options to purchase 680,000 shares of common stock to directors. The options have an exercise price of $0.37 per share, vest on June 30, 2017¸ subject to continuing service as a director and bear a ten year term. The options were valued using the Black-Scholes model using a volatility of 104.37%, derived using the historical market price for the Company’s common stock, an expected term of 5.5 years (using the simplified method) and a discount rate of 1.49%. The value of these options, $198,236, will be recognized as expense over the one year vesting period.

On October 24, 2016, the Company issued 10 year options to purchase 5,000 shares of the Company’s common stock at an exercise price of $0.27 per share to a director in connection with his appointment to the compensation committee. The options vest annually over a three year period on the anniversary of the grant, subject to continued service as the audit committee chairman. The Company valued the options at $1,117 using the Black-Scholes option pricing model using a volatility of 105.08%, based upon the historical price of the Company’s common stock, an estimated term of 6.5 years, using the Simplified Method, and a discount rate of 1.42%. The fair value will be recognized in expense over the vesting period of the options.

Non-Employee, Non-Director Options

A summary of options issued to non-employees, non-directors under the 2007 Plan and changes during the year ended December 31, 2016 and 2015 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at December 31, 2014	270,00	$1.21	1.2
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	(250,000)	$—	—
Outstanding at December 31. 2015	20,000	$1.18	2.75	$—
Exercisable at December 31, 2015	20,000	$1.182	2.75	$—

Weighted average fair value of options granted during the year ended December 31, 2015		N/A

Balance at December 31, 2015	20,000	$1.18	2.75
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2016	20,000	$1.189	1.75	$—
Exercisable at December 31, 2016	20,000	$1.18	1.75	$—

Weighted average fair value of options granted during the year ended December 31, 2016		N/A

During the year ended December 31, 2015, options to purchase 250,000 shares of common stock at an exercise price of $1.22 per share expired.

During the years ended December 31, 2016 and 2015 and the year ended June 30, 2015, no options were granted to non-employees or non-directors.

Warrants Issued for Settlement

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at December 31, 2014	350,000	$0.63	2.7
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	350,000	$0.63	1.7
Exercisable at December 31, 2015	350,000	$0.63	1.7

Weighted average fair value of warrants granted during the year ended December 31, 2015		N/A

Balance at December 31, 2015	350,000	$0.63	1.7
Granted	250,000	$0.37	5.0
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2016	600,000	$0.52	2.3
Exercisable at December 31, 2016	600,000	$0.52	2.3

Weighted average fair value of warrants granted during the year ended December 31, 2016		$0.28

In July 2016, the Company issued five year warrants to purchase 250,000 shares of common stock at an exercise price of $0.37 per share as part of a settlement. The warrants were valued using the Black-Scholes option pricing model using a volatility of 104.54% based upon the historical price of the company’s stock, a term of five years, the term of the warrants and a risk free rate of 1.01%, resulting in a fair value of $70,631 which was included in loss on settlement for the year ended December 31, 2016.

Warrants issued for cash or services

A summary of warrants issued for cash or services and changes during the years ended December 31, 2016 and 2015 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at December 31, 2014	5,746,370	$1.71	2.63
Granted	4,832,134	$1.72	2.76
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	(236,200)	$1.60	—
Outstanding at December 31, 2015	10,342,304	$1.73	1.68
Exercisable at December 31, 2015	10,342,304	$1.73	1.68

Weighted average fair value of warrants granted during the year ended December 31, 2015		$0.37

Balance at December 31, 2015	10,342,304	$1.73	1.68
Granted	4,791,260	$1.93	2.5
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2016	15,133,564	$1.77	1.27
Exercisable at December 31, 2016	15,066,898	$1.78	1.24

Weighted average fair value of warrants granted during the year ended December 31, 2016		$0.26

During the year ended December 31, 2015, the Company issued two year warrants to purchase 3,636,047 shares of common stock at an exercise price at $2.00 per share in connection with advances from its president and principal shareholder pursuant to a secured convertible line of credit agreement.

During the year ended December 31, 2015, the Company issued two year warrants to purchase 326,087 shares of common stock at an exercise price of $2.00 per share in connection with a private placements with its president and principal shareholder.

In January 2015, the Company granted 5 year warrants to purchase 100,000 shares of the Company’s common stock in exchange for legal services. The warrants vest immediately and are exercisable at $0.27 per share. The Company valued the warrants at $17,611 using the Black-Scholes option pricing model using a volatility of 81.85%, based upon the historical price of the Company’s common stock, an estimated term of 5 years, the term of the warrants, and a discount rate of 1.39%. The warrants vested immediately and therefore the fair value was recognized in legal expense during year ended June 30, 2015.

During the year ended December 31, 2015, the Company issued warrants to purchase 690,000 shares of common stock to six consultants. Of the warrants granted, a portion vest immediately, with the remainder ratably over a one year period. The warrants have exercise prices from $0.34 to $0.76 per share and have exercise periods from 5 to 10 years. The Company valued the warrants at $324,833 using the Black-Scholes option pricing model using a volatility of from 81.85% to 99.31%, based upon the historical price of the Company’s common stock, an estimated term of from 5 to ten years, the term of the warrants, and a discount rate of from 1.51% to 2.28%. The value of these warrants will be recognized as consulting expense over the vesting period.

In connection with executing the Stock Purchase Agreement with Lincoln Park, in August 2015, the Company extended the expiration date of warrants to purchase 200,000 shares of common stock at an exercise price of $1.25 per share from September 1, 2015 to August 11, 2020. The difference in the value of the warrants resulting from the change in the term, $86,448, was recorded as a reduction of the proceeds of the offering.

During the year ended December 31, 2016, the Company issued two year warrants to purchase 795,850 shares of common stock at an exercise price of $2.00 per share in connection with private placements with three accredited investors including warrants to purchase 214,286 shares of common stock to a director and his wife.

During the year ended December 31, 2016, the Company issued two year warrants to purchase 3,795,409 shares of common stock at an exercise price at $2.00 per share in connection with advances from its president and principal shareholder pursuant to a secured convertible line of credit agreement.

In January 2016, the Company issued five year warrants to purchase 150,000 shares of common stock at an exercise price of $0.39 per share in exchange for legal services. The warrants were valued with the Black-Scholes option pricing model using a volatility of 103.14% based upon the historical price of the company’s stock, a term of five years, the term of the warrants and a risk free rate of 1.49%. The calculated fair value, $44,477 was recorded as legal expense for the year ended December 31, 2016.

In December 2016, the Company issued five year warrants to purchase 50,000 shares of common stock at an exercise price of $0.22 per share to four consultants. The warrants vest 25% immediately, with the remainder vesting annually over a three year period, subject to continued employment. The warrants were valued with the Black-Scholes option pricing model using a volatility of 99.29% based upon the historical price of the company’s stock, a term of five years, the term of the warrants and a risk free rate of 1.90%. The calculated fair value, $8,200 will be recorded as expense over the vesting period.